Notes to the Balance Sheet - Summary of Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Inventories [Line Items]
Inventories	€ 9,962,657	€ 20,755,187
Raw materials and supplies	5,300,000	12,100,000
Current unfinished goods	0	4,100,000
Current finished goods	4,700,000	€ 4,500,000
Reversal of impairment loss recognised in profit or loss, inventories	13,300,000
Reversal of Impairment Loss of Inventories, recognized in Cost of Sales	9,900,000
Reversal of Impairment Loss of Inventories, recognized in R&D Expenses	€ 3,300,000